Deferred Acquisition Costs and Deferred Sales Inducement Costs - Deferred Sales Inducement Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balances of and changes in DSIC
Beginning balance	$ 183	$ 203	$ 216
Capitalization of sales inducement costs	1	1	1
Amortization	(19)	(21)	(13)
Amortization, impact of valuation assumptions review			(16)
Impact of change in net unrealized (gains) losses on securities			(1)
Ending balance	165	183	203
Variable Annuities
Balances of and changes in DSIC
Beginning balance	164	181
Capitalization of sales inducement costs	1	1
Amortization	(16)	(18)
Ending balance	149	164	181
Fixed Annuities
Balances of and changes in DSIC
Beginning balance	19	22
Capitalization of sales inducement costs	0	0
Amortization	(3)	(3)
Ending balance	$ 16	19	22
Previously Reported
Balances of and changes in DSIC
Beginning balance		187
Ending balance			187
Previously Reported | Variable Annuities
Balances of and changes in DSIC
Beginning balance		173
Ending balance			173
Previously Reported | Fixed Annuities
Balances of and changes in DSIC
Beginning balance		14
Ending balance			14
Effect of shadow reserve adjustments
Balances of and changes in DSIC
Beginning balance		16
Ending balance			16
Effect of shadow reserve adjustments | Variable Annuities
Balances of and changes in DSIC
Beginning balance		8
Ending balance			8
Effect of shadow reserve adjustments | Fixed Annuities
Balances of and changes in DSIC
Beginning balance		$ 8
Ending balance			$ 8